Fees Summary	May 01, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 917,553,150.00
Previously Paid Amount	13,810.00
Total Fee Amount	126,714.09
Total Offset Amount	0.00
Net Fee	$ 112,904.09
Offering Table N/A
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A